Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance And Reserves, Balance, Beginning Balance	$ 195.3	$ 192.5	$ 195.5	$ 186.4
Charged to costs and expenses	(10.3)	(22.0)	8.3	17.5
Deduction			(0.1)	(2.7)
Foreign currency translation adjustment	7.5	(18.1)	(8.4)	(5.7)
Valuation Allowance And Reserves, Balance, Ending Balance	$ 192.5	$ 152.4	$ 195.3	$ 195.5